Segment Reporting Footnote Tagging (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2014 properties Integer entities Unit	Jun. 30, 2013 Integer	Dec. 31, 2014 properties Integer entities Unit segments	Dec. 31, 2013 properties	Dec. 31, 2012 Integer
Segment Reporting Information [Line Items]
Number of Reportable Segments | segments			5
Number of Available for Sale Securities	2
Number of Variable Interest Entities	4		4	6
MF Properties [Member]
Segment Reporting Information [Line Items]
Number of Units in Real Estate Property | Unit	2,163		2,163
Number of Real Estate Properties | properties	9		9
Public housing capital fund trusts [Member]
Segment Reporting Information [Line Items]
Number of Available for Sale Securities, Public Housing Authorities	3		3		3
Partnership [Member]
Segment Reporting Information [Line Items]
Number of Available for Sale Securities		50
Number of Units in Real Estate Property | Unit	6,527		6,527
Variable Interest Entity, Not Primary Beneficiary [Member] | Partnership [Member]
Segment Reporting Information [Line Items]
Number of Available for Sale Securities		53